NOTES PAYABLE (Details Narrative) - USD ($)	May 22, 2020	May 01, 2020	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Business acquisition loan			$ 2,350,000	$ 2,350,000	$ 2,350,000	$ 350,000
Small Business Administration [Member]
Short-Term Debt [Line Items]
Interest rate	3.75%
Short term borrowings			101,426		105,678	114,184
Proceeds from short term debt	$ 144,900
Periodic payment principal	$ 707
Alchemy Markets Ltd. [Member]
Short-Term Debt [Line Items]
Business acquisition loan			350,000
SYNC Capital Limited [Member]
Short-Term Debt [Line Items]
Business acquisition loan			2,000,000
Business acquisition loan withheld			350,000
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Proceeds from promissory note		$ 50,632
Interest rate		1.00%
Short term borrowings			$ 0		$ 0	$ 5,661